ORGANIZATION (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Affiliated PRC Entities Affiliated PRC Entities before consolidation USD ($)	Dec. 31, 2013 Affiliated PRC Entities Affiliated PRC Entities before consolidation CNY	Dec. 31, 2012 Affiliated PRC Entities Affiliated PRC Entities before consolidation CNY	Dec. 31, 2011 Affiliated PRC Entities Affiliated PRC Entities before consolidation CNY	Dec. 31, 2013 Affiliated PRC Entities WFOE Affiliated PRC Entities before consolidation USD ($)	Dec. 31, 2013 Affiliated PRC Entities WFOE Affiliated PRC Entities before consolidation CNY	Dec. 31, 2012 Affiliated PRC Entities WFOE Affiliated PRC Entities before consolidation CNY
Carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities
Current assets	$ 339,484	2,055,134	359,478		$ 79,573	481,709	209,484
Non-current assets	11,504	69,641	32,874		245	1,481	1,441
Total assets					79,818	483,190	210,925
Current liabilities	116,372	704,485	315,016		77,435	468,769	203,778
Non-current liabilities	9,559	57,863	17,594		516	3,125	1,491
Total liabilities					77,951	471,894	205,269
Financial performance and cash flows of Affiliated PRC Entities
Revenues	140,562	850,922	501,725	262,427	13,624	82,474	80,344	59,589
Cost of revenues	28,643	173,395	95,787	43,682	7,483	45,298	32,743	19,950
Net income (loss)	(30,938)	(187,289)	(91,113)	(45,951)	820	4,966	(3,254)	5,678
Net cash provided by operating activities	(9,898)	(59,919)	3,838	(19,184)	6,803	41,181	33,038	1,439
Net cash used in investing activities	(86,680)	(524,738)	43,233	(95,547)	(159)	(961)	(1,553)	(713)
Net cash provided by (used in) financing activities	236,563	1,432,081	(21,718)	146,987	(8,259)	(50,000)	60,000
Due to related party	742	4,492	50,200						13,910	84,208	68,055
Affiliated PRC Entities' assets pledged or collateralized					$ 0